NATURE OF OPERATIONS (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 14, 2021	Jan. 11, 2021	Oct. 08, 2020	Jan. 29, 2021	Jan. 19, 2021	Nov. 23, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 05, 2021	Mar. 05, 2021	Sep. 11, 2019	Aug. 26, 2019	May 21, 2019	Feb. 12, 2019	Nov. 21, 2018
Net Loss							$ (1,047,165)	$ (466,130)	$ (1,185,846)	$ (2,305,073)
Cash in operations							(972,968)		653,882
Working capital							955,840		1,071,951
Current assets							642,040		114,298	62,299
Accumulated Deficit							(12,546,883)		(11,502,721)	(10,316,875)
Promissory note from MAAB							0		1,209,350	750,017
8% senior convertible promissory note							$ 0		$ 688,166	$ 694,431
Common Stock [Member]
Stockholders' Equity, Reverse Stock Split			1-for-15
Equity Purchase And Registration Rights Agreement [Member]
Agreed value of shares to be purchased under the agreement														$ 5,000,000
Equity Purchase Agreement | Maximum [Member]
Stock price per share	$ 2.85					$ 2.85	$ 2.85		$ 1.539			$ 2.85
Equity Purchase Agreement | Minimum [Member]
Stock price per share							$ 2.44		$ 0.515			$ 2.44
Equity Purchase Agreement | Common Stock [Member]
Number of common stock sale	453,333	40,000		40,000	40,000	453,333
Proceeds from sale of common shares	$ 601,644					$ 601,644
Equity Purchase Agreement | Common Stock [Member] | Minimum [Member]
Stock price per share	$ 0.52					$ 0.515
Senior Subordinated Notes First Tranche [Member]
Promissory note from MAAB							$ 241,633
8% senior convertible promissory note									$ 688,166						$ 307,798
Debt Instrument, Face Amount												$ 1,250,000					$ 701,818
Debt Instrument, Fee Amount											$ 25,000	25,000					$ 20,000
Promissory Note Payable [Member] | MAAB Global Limited, Parent Company [Member]
Promissory note from MAAB							963,203
Amount available under the terms of the note							$ 286,797
Notes Payable Other Payables [Member] | Parent Company [Member]
Promissory note from MAAB									1,209,350
Amount available under the terms of the note									40,650
Senior Subordinated Notes Second Tranche [Member]
8% senior convertible promissory note									$ 121,691
Debt Instrument, Face Amount													$ 257,135			$ 681,818
Senior Subordinated Note [Member]
Debt Instrument, Face Amount											$ 1,250,000	$ 1,250,000